Leases (Details) - Schedule of Weighted-Average Remaining Lease Term and Discount Rates	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Weighted-Average Remaining Lease Term and Discount Rates [Abstract]
Lease term (years)	1 year 3 months 3 days	1 year 9 months 14 days
Discount rate	9.18%	9.18%